Consumer receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Disclosure of reconciliation of consumer receivables	The below table summarizes consumer receivables for the years ended December 31, 2025 and 2024:

	December 31, 2025
	Gross Carrying Amount	Allowance for ECL	Net Carrying Amount
Fair Financing receivables ..............................................................................	$4,604	$(272)	$4,332
Pay Later receivables ......................................................................................	6,347	(220)	6,127
Total .....................................................................................................................	$10,951	$(492)	$10,459

	December 31, 2024
	Gross Carrying Amount	Allowance for ECL	Net Carrying Amount
Fair Financing receivables ........................................................................	$3,085	$(131)	$2,954
Pay Later receivables ................................................................................	5,388	(201)	5,187
Total ...............................................................................................................	$8,473	$(332)	$8,141
The below
tables reconcile the Group’s classification of Fair Financing and Pay Later consumer receivables by stage for the opening and closing balances:

Fair Financing receivables	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount as of January 1, 2025 ..................	$2,893	$140	$53	$3,085
New assets originated or purchased .............................	11,046	98	17	11,161
Assets repaid[1]......................................................................	(9,128)	(385)	(69)	(9,581)
Transfers to stage 1 ............................................................	473	(466)	(7)	—
Transfers to stage 2 ...........................................................	(1,151)	1,166	(15)	—
Transfers to stage 3 ...........................................................	(45)	(320)	364	—
Amounts written off ...........................................................	(26)	(21)	(203)	(249)
Proceeds received from the sale of uncollectible consumer receivables .......................................................	(2)	(11)	(23)	(36)
Other adjustments[2] ............................................................	206	15	4	225
Gross carrying amount as of December 31, 2025 ............	$4,267	$216	$121	$4,604
____________
[1]  Assets repaid includes the sale of an existing portfolio of Fair Financing receivables within the period
[2] Other adjustments are primarily driven by fluctuations in the USD foreign exchange rate.

Pay Later receivables	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount as of January 1, 2025 ..................	$5,059	$227	$102	$5,388
New assets originated or purchased .............................	55,477	69	13	55,559
Assets repaid ......................................................................	(53,591)	(1,049)	(183)	(54,823)
Transfers to stage 1 ............................................................	169	(164)	(5)	—
Transfers to stage 2 ...........................................................	(1,795)	1,797	(1)	—
Transfers to stage 3 ...........................................................	(25)	(623)	648	—
Amounts written off ...........................................................	(31)	(21)	(324)	(376)
Proceeds received from the sale of uncollectible consumer receivables .......................................................	—	—	(109)	(109)
Other adjustments[1] ............................................................	673	27	8	708
Gross carrying amount as of December 31, 2025 ............	$5,936	$263	$149	$6,347
____________
[1] Other adjustments are primarily driven by fluctuations in the USD foreign exchange rate.

	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount as of January 1, 2024 ..................	$7,753	$497	$144	$8,394
New assets originated or purchased .............................	55,836	163	18	56,017
Assets repaid ......................................................................	(52,841)	(1,730)	(242)	(54,813)
Transfers to stage 1 ............................................................	816	(799)	(17)	—
Transfers to stage 2 ...........................................................	(3,067)	3,080	(13)	—
Transfers to stage 3 ...........................................................	(19)	(784)	803	—
Amounts written off ...........................................................	(27)	(38)	(402)	(467)
Proceeds received from the sale of consumer receivables ..........................................................................	—	(20)	(135)	(155)
Other adjustments .............................................................	(499)	(3)	(1)	(503)
Gross carrying amount as of December 31, 2024 ...........	$7,952	$366	$155	$8,473
The activity in the Group’s allowance for credit losses recognized for Fair Financing and Pay Later consumer receivables, based on the above stage classifications, is detailed in the below table:

Fair Financing receivables	Stage 1	Stage 2	Stage 3	Total
Allowance as of January 1, 2025 .......................................	$(69)	$(26)	$(36)	$(131)
New assets originated or purchased .............................	(318)	(20)	(11)	(349)
Assets repaid ......................................................................	227	66	52	345
Transfers to stage 1 ............................................................	(50)	46	4	—
Transfers to stage 2 ...........................................................	109	(117)	8	—
Transfers to stage 3 ...........................................................	1	182	(183)	—
Other movements in ECL allowance ..............................	(29)	(193)	(69)	(291)
Amounts written off ...........................................................	3	9	142	154
Other adjustments[1] ............................................................	(1)	1	—	—
Allowance as of December 31, 2025 .................................	$(127)	$(52)	$(93)	$(272)
____________
[1] Other adjustments are primarily driven by fluctuations in the USD foreign exchange rate.

Pay Later receivables	Stage 1	Stage 2	Stage 3	Total
Allowance as of January 1, 2025 .......................................	$(77)	$(57)	$(67)	$(201)
New assets originated or purchased .............................	(383)	(19)	(7)	(409)
Assets repaid ......................................................................	455	126	116	697
Transfers to stage 1 ............................................................	(7)	3	4	—
Transfers to stage 2 ...........................................................	168	(169)	1	—
Transfers to stage 3 ...........................................................	1	345	(346)	—
Other movements in ECL allowance ..............................	(227)	(294)	(99)	(620)
Amounts written off ...........................................................	5	15	313	333
Other adjustments[1] ............................................................	(8)	(6)	(6)	(20)
Allowance as of December 31, 2025 .................................	$(73)	$(56)	$(91)	$(220)
____________
[1] Other adjustments are primarily driven by fluctuations in the USD foreign exchange rate.

	Stage 1	Stage 2	Stage 3	Total
Allowance as of January 1, 2024 .......................................	$(139)	$(87)	$(85)	$(311)
New assets originated or purchased .............................	(551)	(26)	(15)	(592)
Assets repaid ......................................................................	612	172	162	946
Transfers to stage 1 ............................................................	(54)	44	10	—
Transfers to stage 2 ...........................................................	178	(185)	7	—
Transfers to stage 3 ...........................................................	2	402	(404)	—
Impact on ECL from change in credit risk ....................	(215)	(419)	(143)	(777)
Amounts written off ...........................................................	4	20	365	389
Other adjustments .............................................................	19	(5)	(1)	13
Allowance as of December 31, 2024 .................................	$(144)	$(84)	$(104)	$(332)
Settlement and trade receivables are composed of:

	December 31, 2025
	Gross Carrying Amount	Allowance for ECL	Net Carrying Amount
Payment service providers receivables	454	(1)	453
Merchant receivables	92	(25)	67
Debt collection receivables	20	—	20
Other receivables	40	—	40
Total	606	(26)	580

	December 31, 2024
	Gross Carrying Amount	Allowance for ECL		Net Carrying Amount
Payment service providers receivables ........................................................	$368	$—	- 1	$368
Merchant receivables .......................................................................................	128	(17)	- 2 5	111
Debt collection receivables .............................................................................	8	—	0	8
Other receivables ...............................................................................................	6	—	0	6
Total .....................................................................................................................	$510	$(17)		$493